SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SEGMENT REPORTING (Details) [Line Items]
Number of reportable segments	2
Customer Concentration Risk | Non-Cannabinoid | GNC Holdings, Inc. | Revenue Benchmark
SEGMENT REPORTING (Details) [Line Items]
Concentration risk, percentage	10.10%
Customer Concentration Risk | Non-Cannabinoid | Pattern, Inc. | Revenue Benchmark
SEGMENT REPORTING (Details) [Line Items]
Concentration risk, percentage	32.00%	12.00%